Shareholder Report, Average Annual Return (Details)	6 Months Ended	9 Months Ended	12 Months Ended	15 Months Ended	56 Months Ended	60 Months Ended	120 Months Ended
	Jun. 30, 2026	Jun. 30, 2026	Jun. 30, 2026	Jun. 30, 2026	Jun. 30, 2026	Jun. 30, 2026	Jun. 30, 2026
C000259180
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Lazard Emerging Markets Opportunities ETF
C000259181
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Lazard Equity Megatrends ETF
C000259182
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Lazard International Dynamic Equity ETF
C000259183
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Lazard Japanese Equity ETF
C000262800
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Lazard Listed Infrastructure ETF
C000259184
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Lazard Next Gen Technologies ETF
C000262801
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Lazard US Systematic Small Cap Equity ETF
Without Sales Load [Member] | C000259180
Average Annual Return [Line Items]
Average Annual Return, Percent			43.80%			5.96%	8.18%
Without Sales Load [Member] | C000259181
Average Annual Return [Line Items]
Average Annual Return, Percent			12.05%	28.35%
Without Sales Load [Member] | C000259182
Average Annual Return [Line Items]
Average Annual Return, Percent			33.25%			13.80%	11.29%
Without Sales Load [Member] | C000259183
Average Annual Return [Line Items]
Average Annual Return, Percent			28.28%	39.27%
Without Sales Load [Member] | C000262800
Average Annual Return [Line Items]
Average Annual Return, Percent		12.85%
Without Sales Load [Member] | C000259184
Average Annual Return [Line Items]
Average Annual Return, Percent			37.59%	67.38%
Without Sales Load [Member] | C000262801
Average Annual Return [Line Items]
Average Annual Return, Percent			32.87%		9.24%
Lazard Index: MSCI Emerging Markets Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name	MSCI Emerging Markets Index
Average Annual Return, Percent			43.51%			7.20%	10.07%
Lazard Index: MSCI ACWI
Average Annual Return [Line Items]
Line Graph and Table Measure Name	MSCI ACWI Index
Average Annual Return, Percent			23.67%	38.37%
Lazard Index: MSCI ACWI ex-USA Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name	MSCI ACWI ex USA Index
Average Annual Return, Percent			27.66%			8.79%	9.93%
Lazard Index: TOPIX Net Total Return Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name	TOPIX Net Total Return Index
Average Annual Return, Percent			26.88%	36.82%
Lazard Index: MSCI World Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name	MSCI World Index
Average Annual Return, Percent		11.92%
Lazard Index: MSCI World Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name	MSCI World Index
Average Annual Return, Percent			21.34%	37.07%
Lazard Index: Russell 3000 Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Russell 3000 Index
Average Annual Return, Percent			22.81%		11.68%
Lazard Index: MSCI EAFE/ACWI ex-US Linked Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name	MSCI EAFE/ACWI ex US Linked Index
Average Annual Return, Percent			27.66%			10.50%	10.39%
Lazard Index: MSCI World Core Infrastructure (USD) Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name	MSCI World Core Infrastructure (USD) Index
Average Annual Return, Percent		10.63%
Lazard Index: Russell 2000 Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Russell 2000 Index
Average Annual Return, Percent			40.78%		7.57%